OTHER (INCOME) EXPENSE	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
OTHER (INCOME) EXPENSE
OTHER (INCOME) EXPENSE

		Years ended December 31
(In millions of dollars)	Note	2017	2016

(Income) losses from associates and joint ventures	17	(14)	216
Net loss on divestitures pertaining to investments		—	11
Other investment income		(5)	(36)

Total other (income) expense		(19)	191

In 2016, we announced the decision to wind down our shomi joint venture. As a result of that decision, we recognized a net loss of $140 million, which was recorded in losses from associates and joint ventures, associated with the writedown of the investment and the estimated cost of our share of the remaining contractual obligations of shomi (most significantly video content costs). In 2017, we recognized a $20 million provision reversal related to the wind-down of shomi, which accompanied the windup of the partnership (see note 17). This reversal was recorded in income from associates and joint ventures (see note 19).